Condensed Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Related party transactions	Dec. 31, 2013 Related party transactions
Securities pledged, amortized cost	$ 100,177	$ 133,013
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, issued	93,408,212	79,731,800
Common stock, outstanding	93,408,212	79,731,800
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,200,000	0
Preferred stock, shares outstanding	2,200,000	0
Cash and cash equivalents (Exchanges - $446 and $0)	118,141	73,823
Accrued investment income (Exchanges - $1,975 and $0)	13,788	9,263
Premiums and other receivables, net (Exchanges - $72,263 and $0)	757,377	449,252
Deferred acquisition costs	111,791	60,112
Reinsurance recoverable on unpaid losses	911,046	950,828	101,744	176,241
Prepaid reinsurance premiums (Exchanges - $28,012 and $0)	100,300	50,878
Income tax receivable (Exchanges - $1,030 and $0)	1,030	0
Due from affiliate	7,008	4,785
Intangible assets, net (Exchanges - $13,508 and $0)	243,968	86,564
Prepaid and other assets (Exchanges - $123 and $0)	14,662	9,240
Unpaid loss and loss adjustment expense reserves (Exchanges - $100,282 and $0)	1,514,008	1,259,241
Unearned premiums (Exchanges - $116,145 and $0)	860,988	476,232
Reinsurance payable	103,365	93,534	34,722	76,360
Accounts payable and accrued expenses (Exchanges - $19,822 and $0)	263,798	91,143
Due to affiliate (Exchanges - $17,808 and $0)	17,808	0
Deferred tax liability (Exchanges - $24,046 and $0)	72,737	24,476
Income tax payable	19,604	1,987
Notes payable (Exchanges - $44,600 and $0)	300,222	81,142
Other liabilities (Exchanges - $4,506 and $0)	51,742	49,945
Non-controlling interest (Exchanges - $36,583 and $0)	$ 36,652	$ 87